Quarterly Holdings Report
for
Fidelity® Series Small Cap Opportunities Fund
October 31, 2023
SMO-NPRT1-1223
1.858552.117
Common Stocks - 95.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.3%
Cogent Communications Group, Inc.	226,500	14,717,970
Entertainment - 0.3%
Vivid Seats, Inc. Class A (a)	1,949,816	11,464,918
Interactive Media & Services - 0.3%
Ziff Davis, Inc. (a)	177,400	10,725,604
Media - 0.4%
TechTarget, Inc. (a)	297,748	7,497,295
Thryv Holdings, Inc. (a)	693,100	12,080,733
		19,578,028
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	494,100	5,188,050
TOTAL COMMUNICATION SERVICES		61,674,570
CONSUMER DISCRETIONARY - 11.5%
Automobile Components - 2.4%
Adient PLC (a)	881,700	29,704,473
Fox Factory Holding Corp. (a)	416,634	33,943,172
LCI Industries (b)	200,600	21,763,094
Patrick Industries, Inc.	293,500	22,056,525
		107,467,264
Diversified Consumer Services - 0.4%
Laureate Education, Inc. Class A	1,289,420	18,232,399
Hotels, Restaurants & Leisure - 1.1%
Bloomin' Brands, Inc.	330,600	7,716,204
Brinker International, Inc. (a)	286,250	9,709,600
Churchill Downs, Inc.	172,800	18,980,352
Hilton Grand Vacations, Inc. (a)	377,400	13,567,530
		49,973,686
Household Durables - 2.2%
Green Brick Partners, Inc. (a)	452,947	17,529,049
M.D.C. Holdings, Inc. (b)	340,650	12,927,668
SharkNinja Hong Kong Co. Ltd. (b)	528,492	22,069,826
Skyline Champion Corp. (a)	546,998	32,070,493
Tempur Sealy International, Inc.	316,700	12,645,831
		97,242,867
Leisure Products - 0.6%
Acushnet Holdings Corp. (b)	221,100	11,267,256
Clarus Corp. (b)	1,311,984	7,596,387
Games Workshop Group PLC	56,122	6,736,082
		25,599,725
Specialty Retail - 3.2%
Academy Sports & Outdoors, Inc.	1,368,672	61,371,252
Dick's Sporting Goods, Inc.	135,650	14,507,768
Murphy U.S.A., Inc.	167,191	60,638,504
Upbound Group, Inc.	349,352	9,104,113
		145,621,637
Textiles, Apparel & Luxury Goods - 1.6%
Crocs, Inc. (a)	201,800	18,024,776
Deckers Outdoor Corp. (a)	43,200	25,792,992
Kontoor Brands, Inc.	600,300	27,883,935
		71,701,703
TOTAL CONSUMER DISCRETIONARY		515,839,281
CONSUMER STAPLES - 3.5%
Beverages - 0.5%
Primo Water Corp.	1,647,500	21,516,350
Consumer Staples Distribution & Retail - 1.4%
BJ's Wholesale Club Holdings, Inc. (a)	347,450	23,668,294
Performance Food Group Co. (a)	345,800	19,973,408
Sprouts Farmers Market LLC (a)	430,100	18,072,802
		61,714,504
Food Products - 1.1%
Nomad Foods Ltd. (a)	2,159,178	29,839,840
The Simply Good Foods Co. (a)	549,800	20,502,042
		50,341,882
Personal Care Products - 0.5%
BellRing Brands, Inc. (a)	538,433	23,545,675
TOTAL CONSUMER STAPLES		157,118,411
ENERGY - 7.8%
Energy Equipment & Services - 5.0%
Cactus, Inc.	473,000	22,202,620
Championx Corp.	1,873,300	57,697,640
Liberty Oilfield Services, Inc. Class A	2,960,254	58,317,004
TechnipFMC PLC	2,919,900	62,836,244
Valaris Ltd. (a)	369,200	24,381,968
		225,435,476
Oil, Gas & Consumable Fuels - 2.8%
Antero Resources Corp. (a)	1,239,358	36,486,700
Chord Energy Corp.	123,000	20,334,360
HF Sinclair Corp.	170,840	9,461,119
Northern Oil & Gas, Inc.	1,503,445	57,642,081
		123,924,260
TOTAL ENERGY		349,359,736
FINANCIALS - 14.5%
Banks - 6.7%
ConnectOne Bancorp, Inc.	531,818	8,663,315
East West Bancorp, Inc.	292,000	15,657,040
First Bancorp, Puerto Rico	2,887,800	38,552,130
First Interstate Bancsystem, Inc.	397,500	9,170,325
Glacier Bancorp, Inc. (b)	446,950	13,493,421
Independent Bank Group, Inc.	504,400	17,830,540
Metropolitan Bank Holding Corp. (a)	268,895	8,714,887
Pathward Financial, Inc.	608,302	27,549,998
Pinnacle Financial Partners, Inc.	310,200	19,344,072
Synovus Financial Corp.	1,662,295	43,336,031
Trico Bancshares	794,080	25,688,488
United Community Bank, Inc.	1,708,000	37,729,720
Webster Financial Corp.	468,671	17,795,438
Western Alliance Bancorp.	366,550	15,065,205
		298,590,610
Capital Markets - 2.7%
Houlihan Lokey	423,479	42,568,109
Lazard Ltd. Class A	945,040	26,243,761
LPL Financial	46,250	10,384,050
TMX Group Ltd.	2,118,620	44,121,684
		123,317,604
Consumer Finance - 0.8%
FirstCash Holdings, Inc.	331,824	36,142,270
Financial Services - 1.5%
Essent Group Ltd.	1,129,100	53,338,684
Walker & Dunlop, Inc.	225,700	14,625,360
		67,964,044
Insurance - 2.8%
Assurant, Inc.	76,000	11,316,400
First American Financial Corp.	334,900	17,227,256
Genworth Financial, Inc. Class A (a)	2,390,800	14,320,892
Primerica, Inc.	274,680	52,507,829
Selective Insurance Group, Inc.	277,557	28,896,459
		124,268,836
TOTAL FINANCIALS		650,283,364
HEALTH CARE - 13.3%
Biotechnology - 6.5%
Acelyrin, Inc. (b)	514,400	5,239,164
Acelyrin, Inc.	274,424	2,767,058
Acelyrin, Inc. rights (a)(c)	33,346	319,421
Allogene Therapeutics, Inc. (a)	1,508,200	4,253,124
ALX Oncology Holdings, Inc. (a)	856,837	6,169,226
Arcellx, Inc. (a)	297,000	10,469,250
Argenx SE ADR (a)	42,800	20,097,596
Arrowhead Pharmaceuticals, Inc. (a)	462,100	11,363,039
Ascendis Pharma A/S sponsored ADR (a)	96,248	8,595,909
Astria Therapeutics, Inc. (a)	990,705	4,943,618
Astria Therapeutics, Inc. warrants (a)(c)	183,003	2
Celldex Therapeutics, Inc. (a)	337,200	7,930,944
Cerevel Therapeutics Holdings (a)	450,200	10,647,230
Cogent Biosciences, Inc. (a)	948,100	7,736,496
Crinetics Pharmaceuticals, Inc. (a)	304,000	8,904,160
Cytokinetics, Inc. (a)	573,045	19,976,349
Dianthus Therapeutics, Inc. (d)	124,134	1,415,128
Dianthus Therapeutics, Inc. (a)	240,326	2,883,912
Icosavax, Inc. (a)	1,211,756	7,452,299
Janux Therapeutics, Inc. (a)	452,695	2,906,302
Karuna Therapeutics, Inc. (a)	67,848	11,304,155
Keros Therapeutics, Inc. (a)	354,900	10,128,846
Madrigal Pharmaceuticals, Inc. (a)(b)	74,200	9,748,396
Moonlake Immunotherapeutics (a)(b)	189,741	9,830,481
Morphic Holding, Inc. (a)	269,562	5,377,762
Nuvalent, Inc. Class A (a)	142,700	7,433,243
ORIC Pharmaceuticals, Inc. (a)(b)	790,700	5,297,690
PepGen, Inc. (a)	364,840	1,867,981
PTC Therapeutics, Inc. (a)	233,539	4,378,856
Scholar Rock Holding Corp. warrants 12/31/25 (a)(d)	18,825	111,403
Tango Therapeutics, Inc. (d)	772,654	6,490,294
Tango Therapeutics, Inc. (a)(b)	204,076	1,714,238
Tyra Biosciences, Inc. (a)	778,669	9,032,560
Vaxcyte, Inc. (a)	383,423	18,442,646
Verve Therapeutics, Inc. (a)(b)	549,370	6,614,415
Viking Therapeutics, Inc. (a)(b)	696,200	6,829,722
Viridian Therapeutics, Inc. (d)	535,452	6,023,835
Xenon Pharmaceuticals, Inc. (a)	457,630	14,186,530
Zentalis Pharmaceuticals, Inc. (a)	728,496	11,918,195
		290,801,475
Health Care Equipment & Supplies - 2.7%
Axonics Modulation Technologies, Inc. (a)	249,500	12,776,895
Haemonetics Corp. (a)	335,436	28,589,210
Inspire Medical Systems, Inc. (a)	69,515	10,229,827
Integer Holdings Corp. (a)	273,000	22,159,410
Lantheus Holdings, Inc. (a)	272,600	17,609,960
Shockwave Medical, Inc. (a)	67,800	13,984,428
TransMedics Group, Inc. (a)	394,247	14,776,378
		120,126,108
Health Care Providers & Services - 2.4%
Acadia Healthcare Co., Inc. (a)	307,949	22,637,331
agilon health, Inc. (a)	1,108,699	19,956,582
Molina Healthcare, Inc. (a)	69,451	23,123,710
Privia Health Group, Inc. (a)	558,900	11,748,078
R1 RCM, Inc. (a)(b)	777,943	9,171,948
Surgery Partners, Inc. (a)	663,892	15,355,822
Tenet Healthcare Corp. (a)	131,940	7,085,178
		109,078,649
Health Care Technology - 0.2%
Evolent Health, Inc. (a)	383,392	9,366,267
Life Sciences Tools & Services - 0.2%
10X Genomics, Inc. (a)	223,300	7,878,024
Pharmaceuticals - 1.3%
Amylyx Pharmaceuticals, Inc. (a)	366,400	5,975,984
Axsome Therapeutics, Inc. (a)(b)	167,248	10,416,205
CymaBay Therapeutics, Inc. (a)	418,700	6,858,306
Edgewise Therapeutics, Inc. (a)	1,274,155	8,154,592
Enliven Therapeutics, Inc. (a)	385,007	4,770,237
Ikena Oncology, Inc. (a)	583,820	2,352,795
Structure Therapeutics, Inc. ADR	125,500	9,324,650
Ventyx Biosciences, Inc. (a)	559,840	8,072,893
		55,925,662
TOTAL HEALTH CARE		593,176,185
INDUSTRIALS - 18.7%
Building Products - 1.3%
Masonite International Corp. (a)	142,634	11,288,055
Simpson Manufacturing Co. Ltd.	341,799	45,520,791
		56,808,846
Commercial Services & Supplies - 0.6%
The Brink's Co.	231,100	15,451,346
Vestis Corp.	753,500	11,521,015
		26,972,361
Construction & Engineering - 4.6%
Comfort Systems U.S.A., Inc.	233,322	42,429,606
Construction Partners, Inc. Class A (a)	373,555	14,363,190
Dycom Industries, Inc. (a)	177,210	15,094,748
EMCOR Group, Inc.	236,160	48,802,464
Granite Construction, Inc.	877,400	35,517,152
IES Holdings, Inc. (a)	531,318	33,063,919
Sterling Construction Co., Inc. (a)	208,000	15,152,800
		204,423,879
Electrical Equipment - 1.9%
Array Technologies, Inc. (a)	506,400	8,775,912
Atkore, Inc. (a)	368,424	45,787,735
Fluence Energy, Inc. (a)(b)	400,600	6,938,392
Thermon Group Holdings, Inc. (a)	854,446	22,805,164
		84,307,203
Machinery - 4.3%
Astec Industries, Inc.	316,600	12,676,664
Federal Signal Corp.	782,928	45,441,141
ITT, Inc.	112,200	10,473,870
Kadant, Inc.	94,556	20,802,320
SPX Technologies, Inc. (a)	643,444	51,552,733
Terex Corp.	825,900	37,826,220
Timken Co.	190,600	13,174,272
		191,947,220
Professional Services - 3.1%
ASGN, Inc. (a)	240,250	20,051,265
CACI International, Inc. Class A (a)	61,500	19,972,740
CRA International, Inc.	152,274	14,787,328
ExlService Holdings, Inc. (a)	1,109,180	28,960,690
FTI Consulting, Inc. (a)	50,346	10,686,442
KBR, Inc.	327,900	19,067,385
NV5 Global, Inc. (a)	119,295	11,255,483
WNS Holdings Ltd. sponsored ADR (a)	281,737	15,303,954
		140,085,287
Trading Companies & Distributors - 2.9%
Applied Industrial Technologies, Inc.	137,000	21,030,870
Beacon Roofing Supply, Inc. (a)	285,857	20,344,443
Finning International, Inc.	595,150	15,947,917
FTAI Aviation Ltd.	457,200	17,195,292
GMS, Inc. (a)	244,000	14,269,120
Rush Enterprises, Inc. Class A	1,171,951	41,698,017
		130,485,659
TOTAL INDUSTRIALS		835,030,455
INFORMATION TECHNOLOGY - 13.6%
Communications Equipment - 0.4%
Extreme Networks, Inc. (a)	856,500	17,661,030
Electronic Equipment, Instruments & Components - 4.8%
Advanced Energy Industries, Inc.	526,199	45,916,125
Fabrinet (a)	391,856	60,737,680
Insight Enterprises, Inc. (a)	396,207	56,776,463
Napco Security Technologies, Inc.	271,900	4,994,803
Sanmina Corp. (a)	217,100	11,043,877
TD SYNNEX Corp.	373,400	34,233,312
		213,702,260
IT Services - 1.1%
Endava PLC ADR (a)	381,303	19,126,158
Fastly, Inc. Class A (a)	1,223,100	17,942,877
Perficient, Inc. (a)	216,100	12,574,859
		49,643,894
Semiconductors & Semiconductor Equipment - 2.6%
Allegro MicroSystems LLC (a)	319,200	8,286,432
Axcelis Technologies, Inc. (a)	53,400	6,808,500
Diodes, Inc. (a)	152,000	9,892,160
MACOM Technology Solutions Holdings, Inc. (a)	639,300	45,096,222
Onto Innovation, Inc. (a)	290,892	32,687,534
Synaptics, Inc. (a)	172,800	14,456,448
		117,227,296
Software - 4.4%
Five9, Inc. (a)	117,200	6,782,364
Intapp, Inc. (a)	583,418	19,952,896
Manhattan Associates, Inc. (a)	71,800	13,999,564
Progress Software Corp.	298,400	15,331,792
PROS Holdings, Inc. (a)	848,652	26,435,510
Qualys, Inc. (a)	138,900	21,244,755
Rapid7, Inc. (a)	178,200	8,284,518
SPS Commerce, Inc. (a)	244,650	39,227,181
Tenable Holdings, Inc. (a)	1,013,300	42,670,063
		193,928,643
Technology Hardware, Storage & Peripherals - 0.3%
Avid Technology, Inc. (a)	518,448	14,008,465
TOTAL INFORMATION TECHNOLOGY		606,171,588
MATERIALS - 5.7%
Chemicals - 1.1%
Element Solutions, Inc.	1,457,517	26,570,535
The Chemours Co. LLC	443,400	10,690,374
Tronox Holdings PLC	999,647	10,686,226
		47,947,135
Construction Materials - 1.0%
Eagle Materials, Inc.	281,300	43,294,883
Containers & Packaging - 0.3%
O-I Glass, Inc. (a)	1,029,000	15,898,050
Metals & Mining - 2.7%
Commercial Metals Co.	1,287,384	54,443,469
Constellium NV (a)	2,988,595	47,219,801
Lundin Mining Corp.	3,158,200	19,722,381
		121,385,651
Paper & Forest Products - 0.6%
Louisiana-Pacific Corp.	280,900	14,404,552
Sylvamo Corp.	274,800	12,173,640
		26,578,192
TOTAL MATERIALS		255,103,911
REAL ESTATE - 4.0%
Equity Real Estate Investment Trusts (REITs) - 2.7%
EastGroup Properties, Inc.	157,000	25,630,250
Elme Communities (SBI)	1,574,000	20,084,240
Essential Properties Realty Trust, Inc.	1,839,300	40,372,635
Lamar Advertising Co. Class A	252,500	20,773,175
Terreno Realty Corp.	236,396	12,595,179
		119,455,479
Real Estate Management & Development - 1.3%
Colliers International Group, Inc.	251,039	22,756,887
Jones Lang LaSalle, Inc. (a)	174,200	22,283,664
Marcus & Millichap, Inc. (b)	416,621	11,957,023
		56,997,574
TOTAL REAL ESTATE		176,453,053
UTILITIES - 1.6%
Gas Utilities - 1.6%
Brookfield Infrastructure Corp. A Shares	1,266,166	32,616,436
ONE Gas, Inc. (b)	293,300	17,715,320
Southwest Gas Holdings, Inc.	378,200	22,166,302
		72,498,058
TOTAL COMMON STOCKS (Cost $3,745,773,618)		4,272,708,612

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Boundless Bio, Inc. Series C (c)(d) (Cost $3,439,443)	4,913,490	3,095,499

Money Market Funds - 4.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (e)	114,531,344	114,554,250
Fidelity Securities Lending Cash Central Fund 5.40% (e)(f)	82,958,149	82,966,445
TOTAL MONEY MARKET FUNDS (Cost $197,520,695)		197,520,695

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $3,946,733,756)	4,473,324,806
NET OTHER ASSETS (LIABILITIES) - (0.1)% (g)	(2,864,145)
NET ASSETS - 100.0%	4,470,460,661

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	319	Dec 2023	26,610,980	(2,158,338)	(2,158,338)

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,136,159 or 0.4% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $1,419,800 of cash collateral to cover margin requirements for futures contracts.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Boundless Bio, Inc. Series C	4/05/23	3,439,443

Dianthus Therapeutics, Inc.	5/03/23	2,897,791

Scholar Rock Holding Corp. warrants 12/31/25	6/17/22	0

Tango Therapeutics, Inc.	8/09/23	3,979,168

Viridian Therapeutics, Inc.	10/30/23	6,628,896

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	83,542,137	332,714,355	301,702,242	1,176,089	-	-	114,554,250	0.3%
Fidelity Securities Lending Cash Central Fund 5.40%	139,488,836	317,801,836	374,324,227	92,169	-	-	82,966,445	0.3%
Total	223,030,973	650,516,191	676,026,469	1,268,258	-	-	197,520,695

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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